RELATED PARTIES	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022
RELATED PARTIES
RELATED PARTIES

10. RELATED PARTIES

The Board of Directors has adopted a written related party transaction policy. This policy applies to all transactions that qualify for disclosure. Information about transactions involving related persons is reviewed by management. Related persons include Company directors and executive officers, as well as their immediate family members. If a related person has a direct or indirect material interest in any Company transaction, then management would decide whether or not to approve or ratify the transaction. Amounts due to related parties were $159,147 and $159,161 as of November 30, 2022 and August 31, 2022. These amounts are considered a current liability.

12. RELATED PARTIES

The Board of Directors has adopted a written related party transaction policy. This policy applies to all transactions that qualify for disclosure.  Information about transactions involving related persons is reviewed by management.  Related persons include Company directors and executive officers, as well as their immediate family members.  If a related person has a direct or indirect material interest in any Company transaction, then management would decide whether or not to approve or ratify the transaction.  Amounts due to related parties were $159,161 and $163,172 as of August 31, 2022 and 2021, respectively.  These amounts are considered a current liability.